Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Borrowing costs Abstract [Abstract]
Schedule of Term Loan Facilities and Unutilized Credit Facilities
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	June 30 2026	December 31 2025

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	63	24
Various	EUR, USD	Various			2026-2032	35	62
Current total						$98	$86

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	987	1,023
Various	EUR, USD	Various			2032	37	42
Non-current total						$1,024	$1,065
Total						$1,122	$1,151
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

	June 30, 2026	December 31, 2025

Revolving Credit Facility	$1,011	$1,011
Uncommitted Credit Facilities(1)	105	105
Total	$1,116	$1,116
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.